Cover Page	6 Months Ended
Apr. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31